Financial Liabilities Designated at Fair Value (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Financial Liabilities Designated at Fair Value

	Group
	2017 £m	2016 £m
US$10bn Euro Commercial Paper Programmes	387	454
US$30bn Euro Medium Term Note Programme	169	184
Structured Notes Programmes	932	1,137
Warrants programme	–	2
Eurobonds	147	137
Structured deposits	680	526
	2,315	2,440